Schedule of change in the presentation currency (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2023 CAD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2022 CAD ($) $ / shares	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 USD ($)
IfrsStatementLineItems [Line Items]
Total assets	$ 35,070	$ 23,745		$ 27,840		$ 31,446	$ 37,734
Total liabilities	21,909	2,710		4,018		3,591	5,445
Total equity	13,161	21,035		23,823		$ 27,855	$ 32,289	$ 21,936
Revenues	9,587	7,143	$ 9,633	14,572	$ 18,840
Gross profit	4,729	2,938	3,956	8,556	11,018
Profit (loss) from operations	(18,280)	(4,629)	(6,438)	4,320	5,314
Net (loss) income	$ (15,309)	$ (3,485)	$ (4,710)	$ 3,448	$ 4,398
(Loss) income per share - Basic | (per share)	$ (5.93)	$ (1.89)	$ (0.06)	$ 1.87	$ 0.06
(Loss) income per share - Diluted | (per share)	$ (5.93)	(1.89)	$ (0.06)	1.86	$ 0.06
Impact of Reverse Share Consolidation [Member]
IfrsStatementLineItems [Line Items]
(Loss) income per share - Basic | $ / shares		(2.48)		2.33
(Loss) income per share - Diluted | $ / shares		$ (2.48)		$ 2.32
Presentation Currency [Member]
IfrsStatementLineItems [Line Items]
Total assets		$ (7,701)		$ (9,894)
Total liabilities		(881)		(1,427)
Total equity		(6,820)		(8,466)
Revenues		(2,490)		(4,268)
Gross profit		(1,018)		(2,462)
Profit (loss) from operations		1,809		(994)
Net (loss) income		$ 1,225		$ (950)
(Loss) income per share - Basic | $ / shares		$ 0.65		$ (0.52)
(Loss) income per share - Diluted | $ / shares		$ 0.65		$ (0.52)